Mineral Properties and Deferred Exploration (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Balance	$ 31,750,255	$ 49,912,854
Camp, field supplies and travel	493,922	186,634
License fees and exploration and field overhead	948,110	877,826
Geological consulting and field wages	980,064	71,166
Trenching and drilling	3,580,949	2,001,931
Recoveries	(495,573)
Mine design	803,358
Change in estimate of asset retirement obligation	2,937,575
Foreign exchange translation	(836,764)	929,596
Payments to Stamico	321,591
Change in Exploration and Evaluation Expenses		4,067,153
Balance before Write-offs		53,980,007
Write-offs		(22,229,752)
Balance	40,483,487	31,750,255	49,912,854
Kigosi Project [member]
Statement Line Items [Line Items]
Balance		5,948,261
Camp, field supplies and travel
License fees and exploration and field overhead
Geological consulting and field wages
Trenching and drilling
Recoveries
Mine design
Change in estimate of asset retirement obligation
Foreign exchange translation		110,783
Payments to Stamico
Change in Exploration and Evaluation Expenses		110,783
Balance before Write-offs		6,059,044
Write-offs		(12,769,216)
Balance			5,948,261
Itelemia Project [member]
Statement Line Items [Line Items]
Balance		3,336,617
Camp, field supplies and travel
License fees and exploration and field overhead		2,733
Geological consulting and field wages
Trenching and drilling
Recoveries
Mine design
Change in estimate of asset retirement obligation
Foreign exchange translation		62,142
Payments to Stamico
Change in Exploration and Evaluation Expenses		64,875
Balance before Write-offs		3,401,492
Write-offs		(6,059,044)
Balance			3,336,617
Luhala Project [member]
Statement Line Items [Line Items]
Balance		12,490,641
Camp, field supplies and travel
License fees and exploration and field overhead		45,945
Geological consulting and field wages
Trenching and drilling
Recoveries
Mine design
Change in estimate of asset retirement obligation
Foreign exchange translation		232,630
Payments to Stamico
Change in Exploration and Evaluation Expenses		278,575
Balance before Write-offs		12,769,216
Write-offs		(3,401,492)
Balance			12,490,641
Buckreef Gold Project [member]
Statement Line Items [Line Items]
Balance	31,750,255	28,137,335
Camp, field supplies and travel	493,922	186,634
License fees and exploration and field overhead	948,110	829,148
Geological consulting and field wages	980,064	71,166
Trenching and drilling	3,580,949	2,001,931
Recoveries	(495,573)
Mine design	803,358
Change in estimate of asset retirement obligation	2,937,575
Foreign exchange translation	(836,764)	524,041
Payments to Stamico	321,591
Change in Exploration and Evaluation Expenses		3,612,920
Balance before Write-offs		31,750,255
Write-offs
Balance	$ 40,483,487	$ 31,750,255	$ 28,137,335